APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.     Name  and  Address  of  Issuer:

          Exeter  Fund,  Inc.
          1100  Chase  Square
          Rochester,  New  York   14604

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the
issuer,  check  the  box  but  do  not  list  series  or  classes):      [   ]

          Small Cap Series, International Series, World Opportunities Series, Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Life Sciences Series, Technology Series

3.     Investment  Company  Act  File  Number:   811-04087

       Securities  Act  File  Number:            2-92633

4(a).  Last  day  of  fiscal  year  for  which  this  notice  is  filed:

          December  31,  2001

4(b).  Check  box  if  this  notice  is  being  filed late (i.e., more than 90
       calendar  days  after  the end of the issuer's   fiscal year)
       (See instruction  A.2):                                           [   ]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check  box  if  this  is  the last time the issuer will be filing this
          Form.                                                          [   ]


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5.  Calculation  of  registration  fees

     (i) Aggregate  sale  price  of  securities  sold
         during the fiscal year pursuant to section 24(f):
                                                                $    140,860,351

    (ii) Aggregate  price  of  securities  redeemed  or
         repurchased  during  the  fiscal  year:
                                                                $  (125,525,436)

   (iii) Aggregate  price  of  securities  redeemed  or
         repurchased during any prior fiscal year  ending
         no earlier than October 11, 1995 that were   not
         previously  used  to  reduce  registration  fees
         payable  to the  Commission:
                                                                $   (37,537,620)

   (iv)  Total  available  redemption  credits
         [add  Items  5(ii) and 5 (iii)]:
                                                                $  (163,063,056)

   (v)   Net  sales - if  Item  5(i)  is  greater  than
         Item  5(iv)
         [subtract  Item  5(iv)  from  Item  5(i)]:
                                                                $           0.00

   (vi)  Redemption  credits  available  for  use  in
         future  years  -if  Item  5(i)  is  less  than
         Item 5(iv)
         [subtract  Item 5(iv) from  Item  5  (i)]:
                                                                $   (22,202,705)

  (vii)  Multiplier  for  determining  registration  fee
         (See  Instruction C.9)
                                                                x   .000239

 (viii)  Registration  fee  due
         [multiply  Item  5(v)  by  Item  5(vii)]
         (enter  '0'  if  no  fee  is  due):
                                                            =   $           0.00

6.   Prepaid  Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted
     here:                           .


     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year
      (see Instruction  D):
                                                            +  $            0.00

8.    Total  of  the  amount  of  the registration fee due plus any interest due
      [line  5(viii)  plus  line  7]:
                                                            -  $            0.00

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Date  the registration fee and any interest payment was sent to the Commission's lockbox  depository:

          NA

Method  of  Delivery    [     ]     Wire  Transfer
                        [     ]     Mail  or  other  means


                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  Signature  and  Title:

/s/Jodi  L.  Hedberg
   Jodi  L.  Hedberg,  Corporate  Secretary

Date:  March  20,  2002

  -     Please print name and title of the signing officer below the signature.